Summary of significant accounting policies- Various (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥) Segment	Mar. 31, 2024 CNY (¥)
Business combinations and noncontrolling interests
Net (loss) income attributable to mezzanine equity holders	¥ 950	¥ 64	¥ 181
Segment reporting
Number of reportable segment | Segment		6
Revenue recognition
Practical expedient, financing component	true
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Sales and marketing expenses
Advertising and promotional expenses	¥ 214,246	¥ 113,573	88,217
Other employee benefits
Contribution amount charged to the consolidated income statements	13,083	14,329	¥ 14,190
Income taxes
Income (Loss) from Continuing Operations before Income Taxes, Domestic	136,551
Income (Loss) from Continuing Operations before Income Taxes, Foreign	7,164
Short-term investments
Short-term investments	155,310	228,826
Unrestricted investment	155,236	228,169
Accounts receivable
Allowance for doubtful accounts	¥ 8,093	9,307
Equity securities and other investments
Treasury investment original maturity term	1 year
Short-Term Investments [Member]
Short-term investments
Treasury investments carrying value	¥ 74	¥ 657
Minimum
Equity securities and other investments
Treasury investment original maturity term	1 year
Treasury investment remaining maturity term	1 year
Maximum
Equity securities and other investments
Treasury investment remaining maturity term	5 years